As filed with the Securities and Exchange Commission on July 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 60.5%
Aerospace Products & Services: 3.0%
114,000	BE Aerospace, Inc. *	$4,938,480
Computer & Electronic Products: 9.9%
9,430	Apple, Inc. *	5,447,994
899,500	ION Geophysical Corp. *	5,450,970
86,000	Varian Medical Systems, Inc. *	5,044,760
		15,943,724
Couriers & Messengers: 3.0%
53,700	FedEx Corp.	4,786,818
Credit Intermediation: 4.5%
165,100	Euronet Worldwide, Inc. *	2,970,149
37,500	Visa, Inc.	4,320,000
		7,290,149
Food Manufacturing: 9.5%
100,000	Corn Products International, Inc.	5,109,000
240,000	Flowers Foods, Inc.	5,284,800
65,000	The J. M. Smucker Co.	4,976,400
		15,370,200
Information Services: 2.9%
431,586	NIC, Inc.	4,691,340
Machinery: 7.4%
391,000	3D Systems Corp.* 1	11,886,400
Oil & Gas Extraction: 6.1%
275,700	Northern Oil & Gas, Inc. *	4,943,301
764,000	SandRidge Energy, Inc. *	4,851,400
		9,794,701
Professional, Scientific & Technical Services: 9.3%
276,300	Constant Contact, Inc. *	5,595,075
439,531	EPIQ Systems, Inc. 1	4,848,027
209,000	Luminex Corp. *1	4,629,350
		15,072,452
Sporting & Recreation Goods: 2.2%
94,600	Pool Corp.	3,497,362
Water Transportation: 2.7%
134,500	Carnival Corp.	4,316,105
TOTAL COMMON STOCKS
(Cost $80,090,383)		97,587,731

CONVERTIBLE PREFERRED STOCK: 2.4%
Credit Intermediation: 2.4%
4,130	Bank of America Corp.	3,857,420
TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $3,435,525)		3,857,420

Principal Amount		Value

CORPORATE BONDS: 25.8%
Air Transportation: 0.7%
	The Boeing Co., 3.750%
$1,000,000	11/20/2016	1,116,602
Beverage Products: 2.3%
	The Coca-Cola Co., 0.750%
1,500,000	11/15/2013	1,507,098
	Pepsico, Inc., 3.125%
2,000,000	11/1/2020	2,096,530
		3,603,628
Building Material, Garden & Supplies Dealers: 1.4%
	The Home Depot, Inc., 5.400%
2,000,000	3/1/2016	2,306,584
Chemical Manufacturing: 1.9%
	E.I. DuPont De Nemours & Co., 4.750%
1,000,000	11/15/2012	1,019,154
	McKesson Corp., 4.750%
1,000,000	3/1/2021	1,151,449
	Pfizer, Inc., 6.200%
700,000	3/15/2019	884,699
		3,055,302
Computer & Electronic Products: 0.5%
	Hewlett-Packard Co., 3.750%
500,000	12/1/2020	497,660
	International Business Machines Corp., 4.750%
250,000	11/29/2012	255,652
		753,312
Credit Intermediation: 3.6%
	BB&T Corp., 4.900%
1,000,000	6/30/2017	1,093,392
	General Electric Capital Corp., 4.375%
775,000	9/16/2020	837,528
	John Deere Capital Corp., 2.250%
500,000	4/17/2019	512,739
	JPMorgan Chase & Co., 4.875%
500,000	3/15/2014	520,790
	Whitney National Bank, 5.875%
2,650,000	4/1/2017	2,818,577
		5,783,826
Food Manufacturing: 2.3%
	Kellogg Co., 3.250%
2,000,000	5/21/2018	2,146,224
	Kraft Foods, Inc.,
400,000	5.250%,	420,308
	10/1/2013
1,000,000	5.375%,	1,184,011
	2/10/2020
		3,750,543
Furniture & Related Products: 1.0%
	Leggett & Platt, Inc., 4.650%
1,500,000	11/15/2014	1,572,648
General Merchandising Store: 0.3%
	Wal-Mart Stores, Inc., 3.250%
500,000	10/25/2020	536,636
Insurance Carriers: 1.8%
	AFLAC, Inc., 4.000%
2,000,000	2/15/2022	2,087,380
	Prudential Financial, Inc., 5.000%
750,000	1/15/2013	761,433
		2,848,813

Principal Amount		Value
CORPORATE BONDS: 25.8%, continued

Motion Picture & Entertainment: 0.3%
	Viacom, Inc., 3.500%
500,000	4/1/2017	538,483
Oil & Gas: 1.3%
	Shell International Finance Corp., 1.875%
1,000,000	3/25/2013	1,012,471
	Stone Energy Corp., 8.625%
982,000	2/1/2017	1,011,460
		2,023,931
Rail Transportation: 1.7%
	Norfolk Southern Corp., 3.000%
2,725,000	4/1/2022	2,778,492
Rental & Leasing Services: 0.6%
	International Lease Finance Corp., 5.875%
1,000,000	5/1/2013	1,020,000
Securities & Financial Services: 1.7%
	Goldman Sachs Group, Inc.,
1,500,000	5.250%,	1,486,486
	7/27/2021
1,000,000	5.375%,	1,018,999
	3/15/2020
	Merrill Lynch & Co., Inc., 6.875%
250,000	11/15/2018	274,176
		2,779,661
Telecommunications: 3.5%
	AT&T, Inc., 1.600%
2,000,000	2/15/2017	2,009,472
	Vodafone Group PLC,
2,150,000	4.625%,	2,460,447
	7/15/2018
1,000,000	4.375%,	1,142,305
	3/16/2021
		5,612,224
Transportation Equipment: 0.9%
	General Dynamics Corp., 5.375%,
300,000	8/15/2015	342,422
	Lockheed Martin Corp., 4.250%,
1,000,000	11/15/2019	1,125,785
		1,468,207
TOTAL CORPORATE BONDS
(Cost $39,286,117)		41,548,092

Shares

SHORT-TERM INVESTMENTS: 11.0%
Money Market Funds: 11.0%
	Federated Treasury Obligation Fund- Trust Shares,
4,234,635	0.010%^	4,234,635
	Fidelity Money Market Portfolio - Select Class,
4,144,780	0.144%^	4,144,780
	Invesco Short-Term Treasury Portfolio - Institutional Class,
9,399,660	0.020%^	9,399,660
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,779,075)		17,779,075

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $140,591,100)		160,772,318
Other Assets in Excess of Liabilities: 0.3%		461,770
TOTAL NET ASSETS: 100.0%		$161,234,088

*	Non-income producing security.
1	A portion of the security is considered illiquid.
^	7-day yield as of May 31, 2012.

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows:

	Cost of investments	$140,591,100
	Gross unrealized appreciation	22,301,441
	Gross unrealized depreciation	(2,120,223)
	Net unrealized appreciation	$20,181,218

Villere Balanced Fund

Summary of Fair Value Exposure at May 31, 2012 (Unaudited)

The Villere Balanced Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$97,587,731	$-	$-	$97,587,731
Convertible Preferred Stock^	3,857,420	-	-	3,857,420
Corporate Bonds^	-	41,548,092	-	41,548,092
Short-Term Investments	17,779,075	-	-	17,779,075
Total Investments in Securities	$119,224,226	$41,548,092	$-	$160,772,318

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title               /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date             7/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date             7/27/12

By (Signature and Title)*            /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date             7/16/12

* Print the name and title of each signing officer under his or her signature.